LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED APRIL 15, 2011 TO THE

STATEMENT OF ADDITIONAL INFORMATION, DATED

MARCH 30, 2011, OF

LEGG MASON STRATEGIC REAL RETURN FUND

Effective as of May 1, 2011, the following text replaces the section titled “The Fund’s Manager, Adviser and Subadvisers – Portfolio Managers: Other Accounts”:

The following people serve as portfolio managers to the fund:

LMGAA: Steven D. Bleiberg, Y. Wayne Lin and Andrew D. Purdy;

Batterymarch: Adam J. Petryk, CFA, Stephen A. Lanzendorf, CFA and Michael McElroy, CFA; and

Western Asset, WAML and Western Japan: Stephen A. Walsh, Peter H. Stutz and Paul E. Wynn.

The tables below provide information regarding other accounts for which the portfolio managers have day-to-day management responsibility as of November 30, 2010.

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($ millions)
LMGAA
Steven D. Bleiberg
Registered Investment Companies	20	1,860	0	-
Other Pooled Investment Vehicles	31	2,842	0	-
Other Accounts	1	155	0	-
Y. Wayne Lin
Registered Investment Companies	2	5	0	-
Other Pooled Investment Vehicles	0	-	0	-
Other Accounts	0	-	0	-
Andrew D. Purdy
Registered Investment Companies	20	1,860	0	-
Other Pooled Investment Vehicles	21	387	0	-
Other Accounts	0	-	0	-

Batterymarch
Adam J. Petryk
Registered Investment Companies	5	2,390	0	-
Other Pooled Investment Vehicles	15	1,164	0	-
Other Accounts	26	3,913	0	-
Stephen A. Lanzendorf
Registered Investment Companies	5	1,612	0	-
Other Pooled Investment Vehicles	6	272	1	5
Other Accounts	48	3,146	6	224
Michael McElroy
Registered Investment Companies	3	1,106	0	-
Other Pooled Investment Vehicles	6	670	0	-
Other Accounts	9	2,184	0	-

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($ millions)
Western Asset, WAML and Western Japan
Peter H. Stutz
Registered Investment Companies	5	1,964	0	-
Other Pooled Investment Vehicles	2	28	0	-
Other Accounts	14	3,044	1	147
Stephen A. Walsh
Registered Investment Companies	104	171,831	0	-
Other Pooled Investment Vehicles	216	109,241	7	1,141
Other Accounts	791	178,937	81	19,466
Paul E. Wynn
Registered Investment Companies	5	1,964	0	-
Other Pooled Investment Vehicles	2	139	0	-
Other Accounts	9	3,114	1	424

Effective as of May 1, 2011, the following text replaces the section titled “The Fund’s Manager, Adviser and Subadvisers – Portfolio Managers: Ownership of Securities”:

The table below provides information regarding the portfolio managers beneficial ownership of shares of the fund as of November 30, 2010.

Type of Account	Dollar Range of Equity Securities in the Fund ($)
LMGAA
Steven D. Bleiberg	None
Y. Wayne Lin	None
Andrew D. Purdy	None

Batterymarch
Adam J. Petryk	None
Stephen A. Lanzendorf	None
Michael McElroy	None

Western Asset, WAML and Western Japan
Peter H. Stutz	None
Stephen A. Walsh	None
Paul E. Wynn	None

Effective as of May 1, 2011, the following text replaces the first paragraph of the section titled “The Fund’s Manager, Adviser and Subadvisers – Portfolio Managers: Compensation and Conflict of Interest Policies – Western Asset”:

Western Asset. Stephen A. Walsh, Peter H. Stutz and Paul E. Wynn serve as portfolio managers to the fund and are employed by Western Asset and/or WAML.

This supplement should be retained with your Statement of Additional Information for future reference.

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